Share-Based Compensation (Details 5) (Himax Media Solutions [Member], USD $)	12 Months Ended
Dec. 31, 2010
Himax Media Solutions [Member]
Number Shares, Balance	1,121,000
Number of Shares, Vested	(988,000)
Number of Shares, Forfeited	(133,000)
Number Shares, Balance	0
Weighted Average Grant Date Fair Value, Balance	$ 0.464
Weighted Average Grant Date Fair Value, Vested	$ 0.464
Weighted Average Grant Date Fair Value, Forfeited	$ 0.464
Weighted Average Grant Date Fair Value, Balance	$ 0